Note 9 - Related-Party Transactions (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 17, 2025	Jul. 07, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 01, 2025	Jul. 17, 2025
Related Party Transaction [Line Items]
Notes and Loans Payable, Current			$ 1,600,000		$ 1,600,000		$ 1,600,000	$ 122,437
[custom:AmortizationOfStockSubscriptionReceivable]				$ 312,501	937,503	$ 937,503
Stewards Investment Capital Limited [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		15,000,000
[custom:AmortizationOfStockSubscriptionReceivable]							1,250,004	729,169
Favo Holdings L L C [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								4,700,000
Notes and Loans Payable, Current			1,600,000		1,600,000		3,200,000
V K Nap Family L L C [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount										$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Favo Holdings L L C [Member]
Related Party Transaction [Line Items]
[custom:PaymentsOnBehalfOfRelatedParty]			1,722	489	26,979	104,033	119,587	5,945
Increase (Decrease) in Accounts Receivable, Related Parties					271	15,418	15,418	135
[custom:RelatedPartyTransactionAmountPerMonth]					85,000
Management Fee Expense			$ 255,000	$ 255,000	765,000	$ 765,000	$ 1,020,000	$ 510,000
Stewards International Funds P C C [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Maturity Date	Aug. 31, 2030
[custom:DebtInstrumentExtensionFeeRate-0]	1.00%
Interest Expense, Debt					$ 0
Debt Instrument, Description	In connection with the Loan Agreement, the Company will issue to Stewards, within one month after the Closing date, one warrant for every $0.76 of Actual Principal Amount advanced, exercisable at $0.76 per share after the later of the Maturity date or a Liquidity Event, for three years thereafter, with customary anti-dilution protections and a right to fund exercise using the Actual Principal Amount.
F C Sub Fund L L C [Member]
Related Party Transaction [Line Items]
[custom:VariableInterestEntityOwnershipPercentageTransferred-0]									100.00%
[custom:VariableInterestEntityConsiderationTransferred-0]									$ 1
[custom:AssetManagementFeePercentage-0]									2.00%